Interest Income and Expense - Details of Interest Income from Financial Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2025	Apr. 30, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Expenses by nature [abstract]
Interest expense on lease liabilities	$ 30	$ 31	$ 29	$ 93	$ 89
Insurance finance expense	$ 8	$ 9	$ 7	$ 25	$ 22